SHAREHOLDERS EQUITY: (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 Vote
Class of Stock [Line Items]
Dividends paid	$ 100,000	$ 100,000
Class A Ordinary Shares
Class of Stock [Line Items]
Number of vote per share | Vote			1
Class B Ordinary Shares
Class of Stock [Line Items]
Number of vote per share | Vote			5
2019 Ordinary Shares
Class of Stock [Line Items]
Liquidation Preference	$ 374,000	374,000
Dividends paid		$ 100,000